Income Tax Disclosure: Schedule of Deferred Tax Assets (Tables)	12 Months Ended
Aug. 31, 2014
Table Text Block Supplement [Abstract]
Schedule of Deferred Tax Assets

	2014	2013

Net operating losses	7,072,471	7,291,299
Loan loss reserves	6,100,000	6,100,000
	13,172,471	13,391,299
Statutory tax rate	35%	35%
Deferred tax asset	4,610,365	4,686,955
Valuation allowance	(4,610,365)	(4,686,955)
Net deferred tax asset	-	-